Putnam
International Blend
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

8-31-04

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 8/31/04.

Putnam International Blend Fund's Trustees approved the liquidation of the fund to occur on October 13, 2004. Putnam Investment Management, LLC, the fund's investment manager, recommended the termination and liquidation of the fund based on the view that the fund's investment objectives and strategies were not the best fit for Putnam's current investment lineup. Shareholders of record have been sent a letter describing this change and consequences for their accounts in Putnam International Blend Fund. For more details about the liquidation, contact your financial advisor or call a Putnam Preferred Access Financial Consultant at 1-800-634-1590.


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam International Blend Fund from March 1, 2004, to August 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 8/31/04
------------------------------------------------------------------------------
                                     Class A
------------------------------------------------------------------------------
Expenses paid per $1,000*              $7.23
------------------------------------------------------------------------------
Ending value (after expenses)        $979.20
------------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio, 1.45%, which represents the ongoing expenses as a percentage of net assets for the six months ended 8/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended August 31, 2004, use the calculation method below. To find the value of your investment on March 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 03/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-634-1590.

-------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-------------------------------------------------------------------------------
                                                                       Total
Value of your                              Expenses paid               expenses
investment on 3/1/04  [DIV]    $1,000   x  per $1,000               =  paid
-------------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-------------------------------------------------------------------------------
$10,000               [DIV]    $1,000   x  $7.23 (see table above)  =  $72.30
-------------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 8/31/04
------------------------------------------------------------------------------
                                     Class A
------------------------------------------------------------------------------
Expenses paid per $1,000*              $7.37
------------------------------------------------------------------------------
Ending value (after expenses)      $1,017.90
------------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio, 1.45%, which represents the ongoing expenses as a percentage of net assets for the six months ended 8/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
August 31, 2004 (Unaudited)

Common stocks (98.8%) (a)
Number of shares                                                          Value

Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------
         1,097 European Aeronautic Defense and
               Space Co. (Netherlands)                                  $28,786
           187 Thales SA (France)                                         6,320
                                                                 --------------
                                                                         35,106

Airlines (0.4%)
-------------------------------------------------------------------------------
         1,485 Deutsche Lufthansa AG (Germany)                           17,337

Automotive (5.6%)
-------------------------------------------------------------------------------
           600 Honda Motor Co., Ltd. (Japan)                             29,746
           330 Hyundai Motor Co., Ltd. (South
               Korea)                                                    14,298
         3,000 Nissan Motor Co., Ltd. (Japan)                            32,589
           481 Peugeot SA (France)                                       28,933
            44 Porsche AG (Preferred) (Germany)                          26,763
           309 Renault SA (France)                                       24,870
           800 Toyota Industries Corp. (Japan)                           18,227
         1,900 Toyota Motor Corp. (Japan)                                74,802
                                                                 --------------
                                                                        250,228

Banking (15.2%)
-------------------------------------------------------------------------------
         1,344 ABN AMRO Holdings NV (Netherlands)                        28,620
           425 ABN AMRO Holdings NV (acquired
               5/9/03, cost $6,917)  (Netherlands)
               (RES)                                                      9,050
         2,481 Allied Irish Banks PLC (Ireland)                          39,206
           834 Anglo Irish Bank Corp. PLC (Ireland)                      13,915
         1,749 Australia & New Zealand Banking
               Group, Ltd. (Australia)                                   22,655
           400 Banco Itau SA ADR (Brazil)                                20,160
           991 Bank of Ireland (Ireland)                                 13,304
         2,000 Bank of Yokohama, Ltd. (The) (Japan)                      11,847
         8,426 Barclays PLC (United Kingdom)                             78,269
         1,058 BNP Paribas SA (France)                                   64,299
           979 Canadian Imperial Bank of Commerce
               (Canada)                                                  49,779
           855 Danske Bank A/S (Denmark)                                 20,664
         1,000 DBS Group Holdings, Ltd. (Singapore)                       9,112
         1,090 Depfa Bank PLC (Ireland)                                  14,417
           160 HDFC Bank, Ltd. ADR (India)                                4,498
         5,346 HSBC Holdings PLC (United Kingdom)                        83,070
           231 KBC Bancassurance Holdings (Belgium)                      13,916
            13 Mizuho Financial Group, Inc. (Japan)                      52,365
         1,670 Nordea AB (Sweden)                                        12,830
           976 Northern Rock PLC (United Kingdom)                        12,496
           774 Royal Bank of Scotland Group PLC
               (United Kingdom)                                          21,606
           135 Societe Generale (France)                                 11,578
             3 UFJ Holdings, Inc. (Japan)                                14,982
         4,331 Westpac Banking Corp. (Australia)                         51,515
                                                                 --------------
                                                                        674,153

Basic Materials (0.6%)
-------------------------------------------------------------------------------
           188 Compagnie de Saint Gobain (France)                         9,473
           602 RMC Group PLC (United Kingdom)                             6,909
           554 Xstrata PLC (Switzerland)                                  8,068
                                                                 --------------
                                                                         24,450

Beverage (2.4%)
-------------------------------------------------------------------------------
           299 Carlsberg A/S Class B (Denmark)                           13,844
           432 Companhia de Bebidas das Americas
               (AmBev) ADR (Brazil)                                       9,374
         3,379 Diageo PLC (United Kingdom)                               41,624
           652 Interbrew SA (Belgium)                                    20,941
           177 Pernod-Ricard SA (France)                                 21,898
                                                                 --------------
                                                                        107,681

Broadcasting (1.4%)
-------------------------------------------------------------------------------
           566 Gestevision Telecinco SA (Spain)
               (NON)                                                      8,910
         2,602 Mediaset SpA (Italy)                                      26,713
         1,465 Publishing & Broadcasting, Ltd.
               (Australia)                                               14,106
           516 Societe Television Francaise I
               (France)                                                  14,551
                                                                 --------------
                                                                         64,280

Building Materials (0.6%)
-------------------------------------------------------------------------------
           884 BPB PLC (United Kingdom)                                   6,430
         2,000 Toto, Ltd. (Japan)                                        19,703
                                                                 --------------
                                                                         26,133

Chemicals (0.6%)
-------------------------------------------------------------------------------
           168 Ciba Specialty Chemicals AG
               (Switzerland) (NON)                                       10,218
         1,000 Kuraray Co., Ltd. (Japan)                                  7,473
         1,014 Reliance Industries, Ltd. (India)                         10,410
                                                                 --------------
                                                                         28,101

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------
            31 SGS Societe Generale Surveillance
               Holding SA (Switzerland)                                  16,979

Communications Equipment (2.1%)
-------------------------------------------------------------------------------
         2,015 Nokia OYJ (Finland)                                       23,818
         5,877 Nortel Networks Corp. (Canada) (NON)                      22,173
        17,104 Telefonaktiebolaget LM Ericsson AB
               Class B (Sweden) (NON)                                    46,190
                                                                 --------------
                                                                         92,181

Computers (0.1%)
-------------------------------------------------------------------------------
         1,000 Hitachi, Ltd. (Japan)                                      6,270

Conglomerates (0.9%)
-------------------------------------------------------------------------------
         1,000 Mitsubishi Corp. (Japan)                                  10,325
         2,000 Swire Pacific, Ltd. (Hong Kong)                           14,167
           676 Vivendi Universal SA (France) (NON)                       16,762
                                                                 --------------
                                                                         41,254

Construction (1.1%)
-------------------------------------------------------------------------------
         9,698 Aggregate Industries PLC (United
               Kingdom)                                                  15,330
           986 CRH PLC (Ireland)                                         22,400
           127 Lafarge SA (France)                                       10,919
                                                                 --------------
                                                                         48,649

Consumer Cyclicals (0.5%)
-------------------------------------------------------------------------------
           300 Sony Corp. (Japan)                                        10,334
            86 Swatch Group AG (The) Class B
               (Switzerland)                                             10,628
                                                                 --------------
                                                                         20,962

Consumer Finance (0.2%)
-------------------------------------------------------------------------------
           100 Aiful Corp. (Japan)                                        9,979

Consumer Goods (1.7%)
-------------------------------------------------------------------------------
         2,000 KAO Corp. (Japan)                                         49,029
           987 Reckitt Benckiser PLC (United
               Kingdom)                                                  25,976
                                                                 --------------
                                                                         75,005

Consumer Services (0.6%)
-------------------------------------------------------------------------------
           547 Adecco SA (Switzerland)                                   25,416

Electric Utilities (2.5%)
-------------------------------------------------------------------------------
           655 E.On AG (Germany)                                         46,578
         1,396 Iberdrola SA (Spain)                                      28,555
           420 Korea Electric Power Corp. (South
               Korea)                                                     7,385
         1,158 Scottish and Southern Energy PLC
               (United Kingdom)                                          15,402
         2,088 Scottish Power PLC (United Kingdom)                       15,136
                                                                 --------------
                                                                        113,056

Electrical Equipment (0.8%)
-------------------------------------------------------------------------------
           500 Siemens AG (Germany)                                      34,355

Electronics (3.8%)
-------------------------------------------------------------------------------
           376 ATI Technologies, Inc. (Canada)
               (NON)                                                      5,432
        13,930 Compal Electronics, Inc. (Taiwan)                         13,193
           100 FUNAI Electric Co., Ltd. (Japan)                          13,934
         1,529 Koninklijke (Royal) Philips
               Electronics NV (Netherlands)                              35,397
           124 Micronas Semiconductor Holding AG
               (Switzerland) (NON)                                        4,802
           200 Murata Manufacturing Co., Ltd.
               (Japan)                                                    9,897
           100 Nidec Corp. (Japan)                                        9,569
           800 Omron Corp. (Japan)                                       17,133
           150 Samsung SDI Co., Ltd. (South Korea)                       15,369
        11,773 Taiwan Semiconductor Manufacturing
               Co., Ltd. (Taiwan)                                        16,274
           200 TDK Corp. (Japan)                                         13,214
        22,680 United Microelectronics Corp.
               (Taiwan) (NON)                                            15,409
                                                                 --------------
                                                                        169,623

Energy (0.4%)
-------------------------------------------------------------------------------
         2,000 TonenGeneral Sekiyu KK (Japan)                            16,641

Engineering & Construction (0.7%)
-------------------------------------------------------------------------------
           310 Vinci SA (France)                                         33,149

Entertainment (0.1%)
-------------------------------------------------------------------------------
           530 Enterprise Inns PLC (United Kingdom)                       5,227

Financial (2.3%)
-------------------------------------------------------------------------------
           238 Euronext NV (Netherlands)                                  6,479
         1,235 Man Group PLC (United Kingdom)                            29,463
             3 Mitsubishi Tokyo Finance Group, Inc. (Japan)              26,930
           200 Orix Corp. (Japan)                                        20,468
           515 Perpetual Trustees Australia, Ltd.
               (Australia)                                               16,723
                                                                 --------------
                                                                        100,063

Food (1.0%)
-------------------------------------------------------------------------------
           195 Bunge, Ltd. (Bermuda)                                      7,779
           159 Nestle SA (Switzerland)                                   37,672
                                                                 --------------
                                                                         45,451

Forest Products and Packaging (0.9%)
-------------------------------------------------------------------------------
         1,716 Amcor, Ltd. (Australia)                                    8,879
           866 Sappi, Ltd. (South Africa)                                12,248
           450 Svenska Cellulosa AB (SCA) Class B
               (Sweden)                                                  16,926
                                                                 --------------
                                                                         38,053

Gaming & Lottery (0.6%)
-------------------------------------------------------------------------------
         2,550 William Hill PLC (United Kingdom)                         24,982

Homebuilding (0.3%)
-------------------------------------------------------------------------------
         2,000 Sekisui Chemical Co., Ltd. (Japan)                        15,000

Insurance (6.9%)
-------------------------------------------------------------------------------
           760 ACE, Ltd. (Bermuda)                                       29,298
         2,066 Aegon NV (Netherlands)                                    22,159
           282 Allianz AG (Germany)                                      27,204
           198 Hannover Rueckversicherungs AG
               (Germany)                                                  6,461
         1,069 ING Groep NV (Netherlands)                                26,219
         4,287 Promina Group, Ltd. (Australia)                           12,922
         4,800 QBE Insurance Group, Ltd.
               (Australia)                                               42,862
           525 Sun Life Financial Services of
               Canada, Inc. (Canada)                                     14,543
           693 Swiss Re (Switzerland)                                    39,346
           468 XL Capital, Ltd. Class A (Bermuda)                        32,854
           381 Zurich Financial Services AG
               (Switzerland) (NON)                                       53,413
                                                                 --------------
                                                                        307,281

Investment Banking/Brokerage (2.8%)
-------------------------------------------------------------------------------
           622 Credit Suisse Group (Switzerland)
               (NON)                                                     19,496
           724 Investors Group, Inc. (Canada)                            18,549
         3,000 Nomura Securities Co., Ltd. (Japan)                       41,228
           636 UBS AG (Switzerland)                                      42,761
                                                                 --------------
                                                                        122,034

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------
           570 Accor SA (France)                                         24,115
         3,815 Hilton Group PLC (United Kingdom)                         17,971
                                                                 --------------
                                                                         42,086

Manufacturing (0.6%)
-------------------------------------------------------------------------------
           547 SKF AB Class B (Sweden)                                   20,210
           534 Wolseley PLC (United Kingdom)                              8,165
                                                                 --------------
                                                                         28,375

Medical Technology (1.8%)
-------------------------------------------------------------------------------
           858 CSL, Ltd. (Australia)                                     15,656
         1,764 Smith & Nephew PLC (United Kingdom)                       15,909
           430 Synthes-Stratec, Inc. (Switzerland)                       46,049
                                                                 --------------
                                                                         77,614

Metals (3.1%)
-------------------------------------------------------------------------------
         3,981 BHP Billiton PLC (United Kingdom)                         37,616
         3,969 BlueScope Steel, Ltd. (Australia)                         21,993
           377 Companhia Vale do Rio Doce (CVRD)
               ADR (Brazil)                                              21,779
           700 JFE Holdings, Inc. (Japan)                                19,010
            50 Pohang Iron & Steel Co., Ltd. (South
               Korea)                                                     7,185
         1,183 Rio Tinto PLC (United Kingdom)                            29,418
                                                                 --------------
                                                                        137,001

Natural Gas Utilities (0.4%)
-------------------------------------------------------------------------------
         5,000 Tokyo Gas Co., Ltd. (Japan)                               18,318

Office Equipment & Supplies (1.7%)
-------------------------------------------------------------------------------
         1,000 Brother Industries, Ltd. (Japan)                           8,539
         1,000 Canon, Inc. (Japan)                                       47,571
         1,000 Ricoh Co., Ltd. (Japan)                                   19,594
                                                                 --------------
                                                                         75,704

Oil & Gas (10.0%)
-------------------------------------------------------------------------------
        18,582 BP PLC (United Kingdom)                                  165,594
           251 Canadian Natural Resources, Ltd.
               (Canada)                                                   8,138
         2,345 ENI SpA (Italy)                                           48,030
           749 Imperial Oil, Ltd. (Canada)                               34,997
         1,000 Nippon Oil Corp. (Japan)                                   6,224
           400 Petroleo Brasileiro SA ADR (Brazil)                       12,300
           694 Royal Dutch Petroleum Co.
               (Netherlands)                                             35,066
         1,571 Shell Transport & Trading Co. PLC
               (United Kingdom)                                          11,497
         3,368 Statoil ASA (Norway)                                      43,130
           966 Talisman Energy, Inc. (Canada)                            22,044
            44 Technip-Coflexip SA (France)                               6,590
           250 Total SA (France)                                         48,805
                                                                 --------------
                                                                        442,415

Pharmaceuticals (7.7%)
-------------------------------------------------------------------------------
           674 AstraZeneca PLC (United Kingdom)                          31,075
           400 Chugai Pharmaceutical Co., Ltd.
               (Japan)                                                    5,869
         3,523 GlaxoSmithKline PLC (United Kingdom)                      71,916
         2,027 Novartis AG (Switzerland)                                 93,862
           470 Roche Holding AG (Switzerland)                            45,674
           335 Sanofi-Synthelabo SA (France)                             23,817
         1,000 Taisho Pharmaceutical Co., Ltd.
               (Japan)                                                   19,047
           500 Takeda Chemical Industries, Ltd.
               (Japan)                                                   22,510
           300 Terumo Corp. (Japan)                                       6,753
           364 Teva Pharmaceutical Industries, Ltd.
               ADR (Israel)                                               9,919
           300 Yamanouchi Pharmaceutical Co., Ltd.
               (Japan)                                                   10,362
                                                                 --------------
                                                                        340,804

Publishing (0.9%)
-------------------------------------------------------------------------------
         1,000 Dai Nippon Printing Co., Ltd.
               (Japan)                                                   14,663
         2,392 Pearson PLC (United Kingdom)                              26,741
                                                                 --------------
                                                                         41,404

Railroads (0.9%)
-------------------------------------------------------------------------------
             7 East Japan Railway Co. (Japan)                            39,169

Retail (3.7%)
-------------------------------------------------------------------------------
         1,399 Boots Group PLC (United Kingdom)                          17,082
           350 Colruyt SA (Belgium)                                      46,082
         3,923 Dixons Group PLC (United Kingdom)                         11,146
         1,480 GUS PLC (United Kingdom)                                  22,657
         4,886 Kingfisher Leisure PLC (United
               Kingdom)                                                  24,440
           400 Lawson, Inc. (Japan)                                      14,180
         1,000 Takashimaya Co., Ltd. (Japan)                              9,086
         2,397 Woolworths, Ltd. (Australia)                              21,404
                                                                 --------------
                                                                        166,077

Semiconductor (0.1%)
-------------------------------------------------------------------------------
           391 ASML Holding NV (Netherlands) (NON)                        5,045

Shipping (0.2%)
-------------------------------------------------------------------------------
         2,000 Nippon Yusen Kabushiki Kaisha
               (Japan)                                                   10,334

Software (0.1%)
-------------------------------------------------------------------------------
           149 Dassault Systemes SA (France)                              6,417

Technology Services (0.2%)
-------------------------------------------------------------------------------
           100 Nomura Research Institute, Ltd.
               (Japan)                                                    9,068

Telecommunications (6.9%)
-------------------------------------------------------------------------------
        40,000 China Telecom Corp., Ltd. (China)                         12,821
         2,635 Deutsche Telekom AG (Germany) (NON)                       46,089
           286 France Telecom SA (France)                                 6,791
            11 Nippon Telegraph and Telephone Corp.
               (NTT) (Japan)                                             47,517
             8 NTT DoCoMo, Inc. (Japan)                                  14,800
         1,813 Portugal Telecom SGPS SA (Portugal)                       18,465
           690 SK Telecom Co., Ltd. ADR (South
               Korea)                                                    13,041
           240 TDC A/S 144A (Denmark)                                     8,470
         3,231 Telecom Italia Mobile SpA (Italy)                         17,203
         6,377 Telecom Italia SpA (Italy)                                19,121
         1,079 Telefonica SA (Spain)                                     15,387
           400 Telus Corp. (Canada)                                       8,107
        34,024 Vodafone Group PLC (United Kingdom)                       77,515
                                                                 --------------
                                                                        305,327

Tire & Rubber (0.3%)
-------------------------------------------------------------------------------
           284 Continental AG (Germany)                                  14,764

Transportation (0.3%)
-------------------------------------------------------------------------------
           346 Autoroutes du Sud de la France (ASF)
               (France)                                                  15,134

Transportation Services (0.3%)
-------------------------------------------------------------------------------
           578 TPG NV (Netherlands)                                      13,403

Water Utilities (0.3%)
-------------------------------------------------------------------------------
           465 Veolia Environnement (France)                             12,024
                                                                 --------------
               Total Common stocks
               (cost $3,893,482)                                     $4,389,562

Short-term investments (1.5%) (a) (cost $64,529)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $64,529 Putnam Prime Money Market Fund (e)                       $64,529
-------------------------------------------------------------------------------
               Total Investments (cost $3,958,011)                   $4,454,091
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,441,753.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $9,050 or 0.2% of net assets.

  (e) See Note 5 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at August 31, 2004: (as a percentage of Market Value)

          Australia                5.1%
          Belgium                  1.8
          Bermuda                  1.6
          Brazil                   1.4
          Canada                   4.1
          Denmark                  1.0
          Finland                  0.5
          France                   8.7
          Germany                  4.9
          Ireland                  2.3
          Italy                    2.5
          Japan                   19.6
          Netherlands              4.7
          Norway                   1.0
          South Korea              1.3
          Spain                    1.2
          Sweden                   2.2
          Switzerland             10.2
          Taiwan                   1.0
          United Kingdom          21.3
          United States            1.4
          Other                    2.2
                              --------
          Total                  100.0%

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
August 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $3,893,482)                  $4,389,562
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $64,529) (Note 5)                  64,529
-------------------------------------------------------------------------------
Foreign currency (cost $1,589) (Note 1)                                 1,635
-------------------------------------------------------------------------------
Dividends, interest and other receivables                              15,395
-------------------------------------------------------------------------------
Total assets                                                        4,471,121

Liabilities
-------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                           40
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                           13,217
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)              1,881
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                  2,224
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                3
-------------------------------------------------------------------------------
Other accrued expenses                                                 12,003
-------------------------------------------------------------------------------
Total liabilities                                                      29,368
-------------------------------------------------------------------------------
Net assets                                                         $4,441,753

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                    $4,199,141
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                           35,552
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                       (288,997)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                     496,057
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                 $4,441,753

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,441,753 divided by 497,577 shares)                                  $8.93
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $8.93)*                  $9.42
-------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended August 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $9,246)                              $68,227
-------------------------------------------------------------------------------
Interest (including interest income of $56 from investments
in affiliated issuers) (Note 5)                                            56
-------------------------------------------------------------------------------
Securities lending                                                         70
-------------------------------------------------------------------------------
Total investment income                                                68,353

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                       22,639
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                        2,301
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                 2,244
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                                973
-------------------------------------------------------------------------------
Administrative services (Note 2)                                           20
-------------------------------------------------------------------------------
Reports to shareholders                                                 1,924
-------------------------------------------------------------------------------
Auditing                                                                6,308
-------------------------------------------------------------------------------
Legal                                                                   5,475
-------------------------------------------------------------------------------
Other                                                                      58
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                       175
-------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                                 (175)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                  (9,122)
-------------------------------------------------------------------------------
Total expenses                                                         32,820
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                               (236)
-------------------------------------------------------------------------------
Net expenses                                                           32,584
-------------------------------------------------------------------------------
Net investment income                                                  35,769
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                      131,344
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)             2,411
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                   (3,178)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period         (265,313)
-------------------------------------------------------------------------------
Net loss on investments                                              (134,736)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 $(98,967)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                            Six months ended       Year ended
                                                   August 31      February 29
Increase (decrease) in net assets                       2004*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                                $35,769          $30,459
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                133,755          337,109
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                  (268,491)       1,095,692
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (98,967)       1,463,260
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                                --          (30,357)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                             (40,612)         (32,307)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets             (139,579)       1,400,596

Net assets
-------------------------------------------------------------------------------
Beginning of period                                4,581,332        3,180,736
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $35,552 and
distributions in excess of net investment
income of $217, respectively)                     $4,441,753       $4,581,332
-------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------
                                                                                                       For the
                                                    Six months                                         period
                                                       ended            Year            Year          March 30,
                                                     August 31         ended           ended          2001+ to
Per-share                                           (Unaudited)       Feb. 29         Feb. 28         Feb. 28
----------------------------------------------------------------------------------------------------------------
operating performance                                   2004            2004            2003            2002
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                    $9.12           $6.30           $7.59           $8.50
----------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------
Net investment income (a)(b)                             .07             .06             .04             .04
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                              (.26)           2.82           (1.27)           (.88)
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                   (.19)           2.88           (1.23)           (.84)
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                         --            (.06)           (.06)           (.06)
----------------------------------------------------------------------------------------------------------------
From return
of capital                                                --              --              --            (.01)
----------------------------------------------------------------------------------------------------------------
Total distributions                                       --            (.06)           (.06)           (.07)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                          $8.93           $9.12           $6.30           $7.59
----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                 (2.08)*         45.79          (16.25)          (9.89)*
----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                        $4,442          $4,581          $3,181          $3,788
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                             .73*           1.45            1.45            1.33*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)                             .80*            .78             .62             .48*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 29.36*         124.38          110.42          116.79*
----------------------------------------------------------------------------------------------------------------

   + Commencement of operations.

   * Not annualized.

 (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in
     Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended August 31, 2004, February 29, 2004, February 28, 2003 and
     February 28, 2002 reflect a reduction of 0.20%, 1.16%, 1.11% and 0.71% of average net assets per class A share, respectively (Notes 2 and 5).

 (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. The fund is sold on a limited basis with limited assets.

 (d) Includes amounts paid through expense offset arrangements (Note 2).

     The accompanying notes are an integral part of these financial statements.



Notes to financial statements
August 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam International Blend Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks issued by companies outside the United States. Current income is a secondary objective.

The fund offers class A shares, which are sold with a maximum front-end sales charge of 5.25%.

Prior to April 19, 2004 a redemption fee of 1.00%, which is retained by the fund, applied to shares redeemed (either by selling or by exchanging to another fund) within 90 days of purchase. Effec tive April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam) a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchang ing into another fund) within 5 days of purchase. A 1.00% redemption fee would apply to any shares that are redeemed (either by selling or exchanging into another fund) within 6-90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the fund had no securities out on loan.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 29, 2004, the fund had a capital loss carryover of $402,493 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on February 28, 2011.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending February 28, 2005 $217 of losses recognized during the period November 1, 2003 to February 29, 2004.

The aggregate identified cost on a tax basis is $3,978,270, resulting in gross unrealized appreciation and depreciation of $596,605 and $120,784, respectively, or net unrealized appreciation of $475,821.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, 0.73% of the next $5 billion, 0.72% of the next $5 billion, 0.71% of the next $5 billion, 0.70% of the next $5 billion, 0.69% of the next $5 billion, 0.68% of the next $8.5 billion and 0.67% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2005, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets. For the period ended August 31, 2004, Putnam Manage ment waived $9,115 of its management fee to the fund.

For the period ended August 31, 2004, Putnam Management has assumed $175 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (see Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended August 31, 2004, the fund paid PFTC $4,545 for these services.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the sub custodian bank for the settlement of securities purchased by the fund. At August 31, 2004, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended August 31, 2004, the fund's expenses were reduced by $236 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended August 31, 2004, Putnam Retail Management, acting as underwriter, received no monies from the sale of shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of shares. For the six months ended August 31, 2004, Putnam Retail Management, acting as underwriter, received no monies on redemptions.


Note 3
Purchases and sales of securities

During the six months ended August 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,305,717 and $1,315,036, respectively. There were no purchases or sales of U.S. government securities.


Note 4
Capital shares

At August 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              3,185           $28,926
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                         3,185            28,926

Shares repurchased                      (7,694)          (69,538)
----------------------------------------------------------------
Net decrease                            (4,509)         $(40,612)
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              8,467           $60,471
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         3,576            30,357
----------------------------------------------------------------
                                        12,043            90,828

Shares repurchased                     (15,230)         (123,135)
----------------------------------------------------------------
Net decrease                            (3,187)         $(32,307)
----------------------------------------------------------------

At August 31, 2004, Putnam, LLC owned 482,514 class A shares of the fund (97.0% of class A shares outstanding), valued at $4,308,850.


Note 5
Investment in Putnam Prime Money
Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Man age ment. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended August 31, 2004, management fees paid were reduced by $7 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $56 for the period ended August 31, 2004.


Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission ("SEC") and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Manage ment by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class-action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class-action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Note 7
Actions by Trustees

On July 9, 2004, the Trustees approved, in principle, the liquidation of the fund. The fund liquidated on October 13, 2004.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Complince Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Blend Fund.

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

Not FDIC Insured   May Lose Value   No Bank Guarantee        216514  10/04


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004


Putnam
Small Cap
Value Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-04

[GRAPHIC OMITTED: MORTAR & PESTAL]

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of reforms to benefit shareholders, including increasing the amount of disclosure for our funds. Our shareholder reports now include information that enables you to estimate the amount you paid for ongoing expenses such as management fees and distribution (or 12b-1) fees, and that measures portfolio turnover, the rate at which your fund buys and sells portfolio securities, which can affect its return and its taxable distributions to shareholders. This new information also enables you to compare your fund's expenses and portfolio turnover rate with those of other similar funds tracked by Lipper, an independent fund-rating company. We have also introduced a risk comparison that illustrates your fund's risk relative to similar funds as tracked by Morningstar, another independent fund-rating company. These comparisons, which follow the Performance Summary of this report, should be valuable to you and your financial advisor as you make decisions about your investment program.

We are also pleased to announce that your fund's independent Trustees have nominated three new individuals to serve as Trustees of your fund. All three have had outstanding careers as leaders in the investment management industry. Myra R. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College and serves as Chair of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee and as a Trustee of Commonfund, a not-for-profit asset management firm. Richard
B. Worley is Managing Partner of Permit Capital LLC, an investment management firm. Both Ms. Drucker and Mr. Worley would be independent Trustees (i.e., Trustees who are not "interested persons" of your fund or its investment adviser). Charles E. Haldeman, Jr., the third nominee, is President and Chief Executive Officer of Putnam Investments. Proxy voting is now underway to elect the new and existing Trustees of the Putnam funds, as well as to address other issues specific to individual funds. If you have not already returned your proxy, we urge you to do so. If you need any assistance, please contact Putnam at 1-800-225-1581 or call your financial advisor.

Smaller-company stocks generally declined during the period covered by this report, and this decline is reflected in Putnam Small Cap Value Fund's performance. The management team's report on performance and strategy follows.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

October 20, 2004



Report from Fund Management

Fund highlights

 * For the six months ended August 31, 2004, Putnam Small Cap Value Fund's class A shares returned -2.17% without sales charges and -7.31% with maximum sales charges reflected.

 * The fund's benchmark, the Russell 2000 Value Index, returned -1.50%.

 * The average return for the fund's Lipper category, Small-Cap Value Funds, was -1.79%.

 * See the Performance Summary beginning on page 7 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

During the six months ended August 31, 2004, stock prices generally traded within a narrow range, advancing briefly and then falling back again, as the rally that began in March 2003 and extended through March 2004 stalled. On average, stock prices ended the period modestly lower due to investor concerns about rising interest rates, rocketing oil prices, continued geopolitical tensions, and signs of slowing economic growth. Underperformance from certain holdings caused the fund to lag its benchmark index, the Russell 2000 Value Index, as well as the average return of its Lipper peer group for the period. In general, the fund was positioned for an improving economy. The stock prices of many recovery-oriented companies suffered as investors perceived that the economy had hit a soft patch during the period.

---------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 8/31/04
---------------------------------------
Class A
(inception 4/13/99)    NAV      POP
---------------------------------------
6 months               -2.17%   -7.31%
---------------------------------------
1 year                 22.28    15.84
---------------------------------------
5 years                90.77    80.70
Annual average         13.79    12.56
---------------------------------------
Life of fund          117.48   106.08
Annual average         15.52    14.37
---------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.

FUND PROFILE

Putnam Small Cap Value Fund seeks capital appreciation by investing in undervalued stocks of lesser-known small-capitalization companies. The fund pursues its objective by seeking high-quality companies whose true values are not yet recognized by the market. This fund may be appropriate for investors who seek long-term growth potential and are willing to accept the price volatility associated with investing in small-cap stocks.



Market overview

Despite continued signs of solid economic growth in the United States, equity prices declined modestly during the six-month period. Early in the period, equity prices fell because investors feared that the U.S. economy was beginning to grow too quickly and that the U.S. Federal Reserve Board (Fed) was falling behind in controlling inflation. Signs of improving economic growth helped fuel these fears, as first-quarter 2004 gross domestic product (GDP) grew at a revised rate of 3.9% and existing home sales remained strong. Job growth numbers were of particular significance. The economy added 346,000 new jobs in April and another 248,000 jobs in May. Since low interest rates had been one of the primary drivers of the 2003-2004 equity market rally, stock prices fell as investors worried that the Fed would boost rates. It did, in fact, increase short-term interest rates twice during the period in modest 0.25% increments, signaling a gradualist approach to reigning in economic growth -- which is generally preferable to investors.

In July, concerns about higher interest rates diminished, as evidence emerged that economic growth had slowed. Nevertheless, rising oil prices continued to hold back equity prices, as investors worried that that higher fuel prices would curtail con sumer spending, particularly for lower-end consumers. Oil prices approached a record $50 per barrel in August and then fell again toward the period's end. Rising oil prices were related to geopolitical instability, particularly the continued conflict in Iraq, which also dampened equity markets.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 8/31/04
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                  -1.50%
------------------------------------------------------------------------------
Russell 3000 Value Index (large-company value stocks)                  -0.15%
------------------------------------------------------------------------------
Russell 3000 Growth Index (large-company growth stocks)                -6.44%
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     -2.74%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         1.15%
------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          0.53%
------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                   1.04%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 8/31/04.
------------------------------------------------------------------------------


Strategy overview

Your management team is committed to selecting high-quality, undervalued stocks with what we consider to be improving fundamentals. We look for companies with sustainable revenues, healthy balance sheets, and strong cash flow. We also look for any positive catalyst that we believe may improve a company's prospects and stimulate capital appreciation.

As value investors we know to be patient, because it can take many months for the market to recognize a stock's true worth. Often, we may hold a stock for 12 to 18 months before it approaches what we consider fair value. We believe our intermediate- to longer-term outlook differentiates this fund from other funds that may focus on achieving results over shorter periods.

Your fund's small-cap orientation offers formidable challenges. Small-cap stocks are often under-researched, overlooked, and inefficiently priced. While these uncertainties contribute to the risk of investing in these stocks, they also may enhance upside potential under favorable market conditions. Our success in identifying stocks with hidden value relies heavily on the depth and breadth of Putnam's small-cap equity research. Our faith in the quality and integrity of Putnam's research is what enables us to hold firm when the market punishes any of the fund's holdings, as it did during the past six months. Often, sudden declines represent valuable opportunities to build larger positions in companies that we believe represent compelling longer-term values. It is important to keep this longer-term perspective in mind when considering the fund's weaker performance over this reporting period, especially in light of its stronger results over longer time frames.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                       as of 2/29/04          as of 8/31/04

Banking                     11.1%                  11.8%

Insurance                    6.0%                   7.9%

Retail                       8.3%                   6.4%

Chemicals                    4.6%                   5.5%

Oil and gas                  5.3%                   5.0%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.



How fund holdings affected performance

Overall, we saw two key themes across the portfolio that significantly affected performance over the semiannual period. The outperformance of energy-related stocks in an environment characterized by rapidly rising oil prices generally translated into positive results for the fund's holdings in this sector. However, the underperformance of recovery-oriented companies amid investor concerns of slowing economic growth meant that many positions that we consider to have healthy long-term prospects detracted from relative results during the reporting period.

Portfolio holding EGL, a company that specializes in transportation and logistics, was among the strongest contributors to results during the period. EGL's stock price benefited from growing demand for transportation services in an improving economic environment and from operational enhancements that its management team has continued to implement following an acquisition two years ago. Another positive contributor to relative results for the period was Range Resources, an energy exploration and production company, whose stock price benefited from rapidly rising oil prices. The stock price of Innovative Solutions, a commercial aerospace concern, also advanced at an above-market pace during the period spurred by the introduction of a new product cycle and by gaining market recognition.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 8/31/04)

 1 Fleetwood Enterprises, Inc. (1.6%)
   Homebuilding

 2 AAR Corp. (1.4%)
   Aerospace and defense

 3 BankAtlantic Bancorp, Inc. Class A (1.4%)
   Banking

 4 PolyOne Corp. (1.2%)
   Chemicals

 5 Crompton Corp. (1.1%)
   Chemicals

 6 AmerUs Group Co. (1.1%)
   Insurance

 7 Range Resources Corp. (1.0%)
   Oil and gas

 8 General Cable Corp. (1.0%)
   Electronics

 9 Stancorp Financial Group (1.0%)
   Insurance

10 Walter Industries, Inc. (1.0%)
   Conglomerates

Footnote reads:
The fund's holdings will change over time.


Helix Technology, a leader in the development, application, and support of vacuum technologies to industries and science, was among the most significant detractors from the fund's relative performance for the period. Helix's stock price suf fered because semiconductor manufacturers are among its primary customers and investors were con cerned about declining technology spending. Helix continues to meet our quality and valuation criteria and we plan to maintain the fund's exposure. Portfolio holding Alpharma, a generic pharmaceutical company, was another noteworthy detractor from relative results for the period. Alpharma's stock price fell because earnings on some of its products did not meet investor expectations. Although the company still meets our investment criteria, we modestly reduced the fund's position during the period.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Small- and Mid-Cap Value Team. The members of the team are Edward Shadek (Portfolio Leader), Eric Harthun (Portfolio Member), Fred Copper, and James Polk.



The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The U.S. economy appears to be growing modestly with subdued inflation -- conditions that usually favor equities. Nevertheless, rather than advancing, equity prices have been trading in an unusually tight range over the past eight months, as investor concerns have shifted from fears of overheating to worries about slowing growth. We believe that the positive economic growth signals that surfaced late in the period may be enough to reignite stock prices, if concerns about continued geopolitical instability can be overcome.

In addition to discomfort over the continued conflict in Iraq, investors are skittish about the potential impact of the U.S. presidential election on the equity market. In our opinion, history suggests that stocks respond better to continuity than to a change in administration over a near-term horizon. While the election could cause near-term price volatility, we believe it is unlikely to significantly affect the long-term value of the companies in which we invest.

Whatever macro conditions persist, we will continue to focus on individual company fundamentals, buying the stocks of small companies that, in our opinion, are high quality and attractively priced with improving fundamentals. We believe that this strategy will serve the fund well over the long term.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Putnam Small Cap Value Fund is closed to new investors.



Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended August 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.


-------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 8/31/04
-------------------------------------------------------------------------------------------------------------
                            Class A               Class B               Class C               Class M
(inception dates)           (4/13/99)             (5/3/99)              (7/26/99)             (3/29/00)
-------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP
-------------------------------------------------------------------------------------------------------------
6 months                  -2.17%     -7.31%     -2.48%     -7.35%     -2.53%     -3.50%     -2.43%     -5.84%
-------------------------------------------------------------------------------------------------------------
1 year                    22.28      15.84      21.43      16.43      21.40      20.40      21.67      17.44
-------------------------------------------------------------------------------------------------------------
5 years                   90.77      80.70      83.78      81.77      83.79      83.79      86.16      79.69
Annual average            13.79      12.56      12.94      12.70      12.94      12.94      13.23      12.44
-------------------------------------------------------------------------------------------------------------
Life of fund             117.48     106.08     109.29     108.29     109.03     109.03     111.89     104.46
Annual average            15.52      14.37      14.70      14.60      14.67      14.67      14.96      14.21
-------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.
Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class
B, C, and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.



------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/04
------------------------------------------------------------------------------
                                                            Lipper
                                                            Small-Cap
                                             Russell 2000   Value Funds
                                             Value Index    category average*
------------------------------------------------------------------------------
6 months                                     -1.50%         -1.79%
------------------------------------------------------------------------------
1 year                                       19.49          17.40
------------------------------------------------------------------------------
5 years                                      87.24          84.27
Annual average                               13.36          12.85
------------------------------------------------------------------------------
Life of fund                                101.56         100.91
Annual average                               13.90          13.67
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 5-year, and life-of-fund periods ended 8/31/04, there were 241, 235, 125, and 119 funds, respectively, in this Lipper category.


------------------------------------------------------------------------------
PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 8/31/04
------------------------------------------------------------------------------
                     Class A        Class B        Class C        Class M
------------------------------------------------------------------------------
Share value:         NAV     POP        NAV            NAV        NAV     POP
------------------------------------------------------------------------------
2/29/04           $18.01  $19.01     $17.37         $17.40     $17.67  $18.31
------------------------------------------------------------------------------
8/31/04            17.62   18.60      16.94          16.96      17.24   17.87
------------------------------------------------------------------------------

* The fund made no distributions during the period.



-------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 9/30/04 (MOST RECENT CALENDAR QUARTER)
-------------------------------------------------------------------------------------------------------------
                            Class A               Class B               Class C               Class M
(inception dates)           (4/13/99)             (5/3/99)              (7/26/99)             (3/29/00)
-------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP
-------------------------------------------------------------------------------------------------------------
6 months                   1.64%     -3.68%      1.25%     -3.75%      1.25%      0.25%      1.40%     -2.16%
-------------------------------------------------------------------------------------------------------------
1 year                    32.34      25.37      31.27      26.27      31.30      30.30      31.67      27.06
-------------------------------------------------------------------------------------------------------------
5 years                  109.82      98.90     102.10     100.10     102.20     102.20     104.85      97.63
Annual average            15.98      14.74      15.11      14.88      15.12      15.12      15.42      14.60
-------------------------------------------------------------------------------------------------------------
Life of fund             129.33     117.31     120.40     119.40     120.24     120.24     123.32     115.49
Annual average            16.40      15.26      15.56      15.46      15.54      15.54      15.84      15.08
-------------------------------------------------------------------------------------------------------------



Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Small Cap Value Fund from March 1, 2004, to August 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.


EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 8/31/04
------------------------------------------------------------------------------
                                     Class A   Class B    Class C    Class M
------------------------------------------------------------------------------
Expenses paid per $1,000*            $6.86     $10.58     $10.57      $9.34
------------------------------------------------------------------------------
Ending value (after expenses)      $978.30    $975.20    $974.70    $975.70
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 8/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended August 31, 2004, use the calculation method below. To find the value of your investment on March 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 03/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                       Total
Value of your                             Expenses paid               expenses
investment on 3/1/04  [DIV]   $1,000  x   per $1,000               =   paid
------------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV]   $1,000  x   $6.86 (see table above)  =   $68.60
------------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 8/31/04
------------------------------------------------------------------------------
                                     Class A   Class B    Class C    Class M
------------------------------------------------------------------------------
Expenses paid per $1,000*            $7.00     $10.79     $10.79      $9.53
------------------------------------------------------------------------------
Ending value (after expenses)    $1,018.20  $1,014.43  $1,014.43  $1,015.69
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 8/31/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                                     Class A    Class B    Class C    Class M
------------------------------------------------------------------------------
Your fund's annualized
expense ratio                        1.38%      2.13%      2.13%      1.88%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+         1.48%      2.23%      2.23%      1.98%
------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 6/30/04. For class B, C, and M shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Understanding your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
TURNOVER COMPARISONS
percentage of holdings that change every year
------------------------------------------------------------------------------
                                  2004       2003       2002       2001
------------------------------------------------------------------------------
Putnam
Small Cap Value Fund              24%        36%        34%        34%
------------------------------------------------------------------------------
Lipper Small-Cap Value
Funds category average            68%        70%        83%        76%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on February 28 (29). Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated calendar year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2004 is based on information available as of 6/30/04.

Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       3.99

U.S. stock
fund average           3.57

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 9/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).



Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Credit Index is an unmanaged index of corporate bonds.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

Russell 3000 Growth Index is an unmanaged index of those companies in the Russell 3000 Index chosen for their growth orientation.

Russell 3000 Value Index is an unmanaged index of those companies in the Russell 3000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.



A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.



A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
August 31, 2004 (Unaudited)

Common stocks (99.9%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------
        74,900 Valassis Communications, Inc. (NON)
               (S)                                                   $2,116,674

Aerospace and Defense (3.8%)
-------------------------------------------------------------------------------
     1,113,100 AAR Corp. (NON) (S)                                   11,910,170
        70,500 Curtiss-Wright Corp.                                   3,852,825
       131,000 Heico Corp. (S)                                        2,136,610
        30,440 Heico Corp. Class A                                      369,846
       115,600 Herley Industries, Inc. (NON)                          2,125,884
       154,300 Innovative Solutions & Support, Inc.
               (NON)                                                  4,122,896
       211,400 Teledyne Technologies, Inc. (NON)                      5,105,310
       101,300 United Defense Industries, Inc.
               (NON)                                                  3,872,699
                                                                 --------------
                                                                     33,496,240

Airlines (1.0%)
-------------------------------------------------------------------------------
       172,200 Airtran Holdings, Inc. (NON) (S)                       2,092,230
       493,100 SkyWest, Inc. (S)                                      7,095,709
                                                                 --------------
                                                                      9,187,939

Automotive (0.3%)
-------------------------------------------------------------------------------
        38,900 CLARCOR, Inc.                                          1,723,270
       399,700 Tower Automotive, Inc. (NON) (S)                       1,191,106
                                                                 --------------
                                                                      2,914,376

Banking (11.8%)
-------------------------------------------------------------------------------
       671,100 BankAtlantic Bancorp, Inc. Class A                    11,885,181
       481,565 Brookline Bancorp, Inc. (S)                            7,290,894
       346,600 Colonial Bancgroup, Inc.                               6,994,388
       249,300 Commercial Federal Corp. (S)                           6,798,411
        81,400 East West Bancorp, Inc. (S)                            2,949,122
        56,700 First Community Bancorp (S)                            2,308,257
       137,797 First Niagara Financial Group, Inc.                    1,734,864
       164,800 Flagstar Bancorp, Inc.                                 3,558,032
       184,400 Greater Bay Bancorp (S)                                5,249,868
       175,800 Hudson United Bancorp                                  6,365,718
       248,000 Irwin Financial Corp. (S)                              6,381,040
       667,300 Netbank, Inc. (S)                                      7,100,072
       135,600 NewAlliance Bancshares, Inc.                           1,857,720
        73,389 Oriental Financial Group                               1,980,769
       255,940 Provident Bankshares Corp.                             8,105,620
       366,943 Republic Bancorp, Inc. (S)                             5,397,732
        60,100 Sovereign Bancorp, Inc.                                1,313,786
       290,200 Sterling Bancshares, Inc.                              3,900,288
       110,433 W Holding Co., Inc.                                    1,959,081
       103,600 Webster Financial Corp.                                5,097,120
        62,920 Westcorp                                               2,584,124
        45,400 Wintrust Financial Corp.                               2,491,552
                                                                 --------------
                                                                    103,303,639

Basic Materials (1.0%)
-------------------------------------------------------------------------------
       232,900 Ameron International Corp. (S)                         8,465,915

Broadcasting (0.4%)
-------------------------------------------------------------------------------
       431,700 Sinclair Broadcast Group, Inc. Class A                 3,453,600

Building Materials (2.2%)
-------------------------------------------------------------------------------
       727,780 Apogee Enterprises, Inc.                               8,202,081
       395,200 Interface, Inc. Class A (NON) (S)                      2,821,728
       497,500 Lennox International, Inc. (S)                         8,089,350
                                                                 --------------
                                                                     19,113,159

Capital Goods (0.3%)
-------------------------------------------------------------------------------
        59,800 Bandag, Inc. (S)                                       2,736,448

Chemicals (5.5%)
-------------------------------------------------------------------------------
       164,200 Airgas, Inc. (S)                                       3,653,450
     1,460,900 Crompton Corp.                                        10,065,601
        49,300 Great Lakes Chemical Corp.                             1,287,716
       221,600 H.B. Fuller Co. (S)                                    5,834,728
     1,334,300 Omnova Solutions, Inc. (NON)                           7,859,027
     1,456,300 PolyOne Corp. (NON) (S)                               10,339,730
       143,000 RPM, Inc.                                              2,260,830
       412,600 Tredegar Corp.                                         7,146,232
                                                                 --------------
                                                                     48,447,314

Commercial and Consumer Services (2.1%)
-------------------------------------------------------------------------------
       111,900 Banta Corp.                                            4,331,649
       173,200 Brink's Co. (The)                                      4,988,160
       119,500 Catalina Marketing Corp.                               2,688,750
       277,700 ePlus, Inc. (NON)                                      3,149,118
       262,200 MPS Group, Inc. (NON)                                  2,341,446
       151,700 RemedyTemp, Inc. Class A (NON)                         1,189,328
                                                                 --------------
                                                                     18,688,451

Communications Equipment (0.9%)
-------------------------------------------------------------------------------
       317,800 Arris Group, Inc. (NON) (S)                            1,449,168
       310,300 Inter-Tel, Inc. (S)                                    6,190,485
                                                                 --------------
                                                                      7,639,653

Computers (0.7%)
-------------------------------------------------------------------------------
        81,004 Anixter International, Inc. (S)                        2,857,011
       310,300 Iomega Corp. (S)                                       1,346,702
       165,500 Xyratex Ltd. (Bermuda) (NON)                           1,613,625
                                                                 --------------
                                                                      5,817,338

Conglomerates (2.1%)
-------------------------------------------------------------------------------
       149,800 AMETEK, Inc. (S)                                       4,276,790
       190,700 Crane Co. (Australia)                                  5,148,900
       585,100 Walter Industries, Inc. (S)                            8,682,884
                                                                 --------------
                                                                     18,108,574

Consumer Finance (0.3%)
-------------------------------------------------------------------------------
       131,100 AmeriCredit Corp. (NON) (S)                            2,741,301

Consumer Goods (1.4%)
-------------------------------------------------------------------------------
       213,300 American Greetings Corp. Class A
               (NON) (S)                                              5,134,131
       151,000 Elizabeth Arden, Inc. (NON)                            3,109,090
       162,200 Rayovac Corp. (NON)                                    3,728,978
                                                                 --------------
                                                                     11,972,199

Consumer Services (0.9%)
-------------------------------------------------------------------------------
       366,600 Ikon Office Solutions, Inc. (S)                        4,135,248
       616,600 Stewart Enterprises, Inc. Class A
               (NON)                                                  4,199,046
                                                                 --------------
                                                                      8,334,294

Distributors (0.9%)
-------------------------------------------------------------------------------
       126,000 Hughes Supply, Inc.                                    7,634,340

Electric Utilities (0.6%)
-------------------------------------------------------------------------------
       625,300 Sierra Pacific Resources (NON)                         5,377,580

Electrical Equipment (1.5%)
-------------------------------------------------------------------------------
       147,840 Lincoln Electric Holdings, Inc.                        4,444,070
        79,100 Smith (A.O.) Corp. (S)                                 1,931,622
       221,300 Watsco, Inc.                                           6,435,404
                                                                 --------------
                                                                     12,811,096

Electronics (3.8%)
-------------------------------------------------------------------------------
       488,000 Agilysys, Inc. (S)                                     7,603,040
       356,600 Avnet, Inc. (NON)                                      5,662,808
       849,500 General Cable Corp. (NON) (S)                          8,945,235
       145,200 Komag, Inc. (NON) (S)                                  1,629,144
       337,400 Monolithic System Technology, Inc.
               (NON)                                                  1,356,348
       588,400 X-Rite, Inc. (S)                                       8,237,600
                                                                 --------------
                                                                     33,434,175

Energy (2.1%)
-------------------------------------------------------------------------------
       282,100 Global Industries, Ltd. (NON)                          1,509,235
       189,100 GulfMark Offshore, Inc. (NON)                          2,878,102
        80,700 Hydril Co. (NON)                                       2,885,025
        65,500 National-Oilwell, Inc. (NON) (S)                       1,958,450
        68,200 Pride International, Inc. (NON) (S)                    1,252,152
       220,000 Tidewater, Inc.                                        6,419,600
        48,900 Varco International, Inc. (NON)                        1,187,292
                                                                 --------------
                                                                     18,089,856

Engineering & Construction (0.2%)
-------------------------------------------------------------------------------
        49,700 EMCOR Group, Inc. (NON) (S)                            2,017,820

Financial (0.7%)
-------------------------------------------------------------------------------
       271,700 Advanta Corp. Class B                                  6,384,950

Food (1.3%)
-------------------------------------------------------------------------------
       113,300 Chiquita Brands International, Inc.
               (NON) (S)                                              2,134,572
       117,700 Flowers Foods, Inc.                                    2,974,279
       456,700 Interstate Bakeries Corp. (S)                          2,361,139
       106,000 Ralcorp Holdings, Inc. (NON)                           3,861,580
                                                                 --------------
                                                                     11,331,570

Health Care Services (3.2%)
-------------------------------------------------------------------------------
        84,200 American Medical Security Group,
               Inc. (NON)                                             1,897,868
        66,600 AMERIGROUP Corp. (NON)                                 3,419,244
       341,500 D&K Healthcare Resources, Inc.                         3,636,975
     1,507,500 Hooper Holmes, Inc.                                    6,180,750
        44,700 Pediatrix Medical Group, Inc. (NON)                    3,133,470
       217,900 PSS World Medical, Inc. (NON) (S)                      2,351,141
       110,600 Sierra Health Services, Inc. (NON)
               (S)                                                    4,769,072
        87,830 Sunrise Assisted Living, Inc. (NON)
               (S)                                                    3,110,939
                                                                 --------------
                                                                     28,499,459

Homebuilding (3.0%)
-------------------------------------------------------------------------------
       420,100 Champion Enterprises, Inc. (NON) (S)                   4,045,563
     1,098,200 Fleetwood Enterprises, Inc. (NON)
               (S)                                                   14,024,014
       219,000 Levitt Corp. Class A                                   4,929,690
        45,200 Meritage Corp. (NON) (S)                               3,019,812
                                                                 --------------
                                                                     26,019,079

Household Furniture and Appliances (1.0%)
-------------------------------------------------------------------------------
       107,800 Furniture Brands International, Inc.
               (S)                                                    2,479,400
       359,500 Haverty Furniture Cos., Inc.                           6,086,335
                                                                 --------------
                                                                      8,565,735

Insurance (7.9%)
-------------------------------------------------------------------------------
       238,683 AmerUs Group Co. (S)                                   9,513,904
       163,111 Bristol West Holdings, Inc.                            2,696,225
       504,300 Ceres Group, Inc. (NON)                                2,728,263
       105,400 FBL Financial Group, Inc. Class A
               (S)                                                    2,724,590
       351,500 Fremont General Corp. (S)                              7,086,240
       113,800 Hub International, Ltd. (Canada)                       1,992,638
        56,700 Infinity Property & Casualty Corp.                     1,554,714
       126,400 Landamerica Financial Group, Inc.
               (S)                                                    5,440,256
        47,400 Navigators Group, Inc. (NON)                           1,385,976
        97,500 Philadelphia Consolidated Holding
               Corp. (NON)                                            5,192,850
       457,400 Presidential Life Corp. (S)                            8,027,370
       120,000 Stancorp Financial Group                               8,700,000
       133,500 State Auto Financial Corp. (S)                         4,017,015
       135,300 Stewart Information Services                           4,943,862
        74,200 Zenith National Insurance Corp. (S)                    3,206,924
                                                                 --------------
                                                                     69,210,827

Investment Banking/Brokerage (0.8%)
-------------------------------------------------------------------------------
       401,500 MCG Capital Corp. (S)                                  6,945,950

Machinery (1.8%)
-------------------------------------------------------------------------------
       124,300 Gardner Denver, Inc. (NON)                             3,446,839
     1,163,164 Milacron, Inc. (NON) (S)                               3,954,758
        78,100 MSC Industrial Direct Co., Inc.
               Class A                                                2,426,567
       287,200 Regal-Beloit Corp. (S)                                 6,335,632
                                                                 --------------
                                                                     16,163,796

Manufacturing (2.7%)
-------------------------------------------------------------------------------
        95,700 Griffon Corp. (NON)                                    1,915,914
       315,200 Kaman Corp. (S)                                        3,675,232
       419,900 Stewart & Stevenson Services, Inc.
               (S)                                                    7,016,529
       128,000 Watts Industries, Inc. Class A                         3,258,880
       232,700 York International Corp.                               7,576,712
                                                                 --------------
                                                                     23,443,267

Medical Technology (2.8%)
-------------------------------------------------------------------------------
       104,400 Conmed Corp. (NON)                                     2,552,580
       219,800 Datascope Corp.                                        7,930,384
        30,200 Dionex Corp. (NON) (S)                                 1,391,012
        71,300 Edwards Lifesciences Corp. (NON) (S)                   2,517,603
       135,600 Hanger Orthopedic Group, Inc. (NON)                      739,020
       130,300 Serologicals Corp. (NON) (S)                           2,728,482
       220,100 Vital Signs, Inc.                                      6,673,432
                                                                 --------------
                                                                     24,532,513

Metals (1.9%)
-------------------------------------------------------------------------------
       136,900 Quanex Corp. (S)                                       6,308,352
        38,000 Reliance Steel & Aluminum Co. (S)                      1,441,340
        96,900 Steel Dynamics, Inc. (S)                               3,038,784
        74,200 Texas Industries, Inc. (S)                             3,249,960
        65,140 United States Steel Corp.                              2,404,317
                                                                 --------------
                                                                     16,442,753

Oil & Gas (5.0%)
-------------------------------------------------------------------------------
       170,700 Energy Partners, Ltd. (NON) (S)                        2,610,003
       358,800 Magnum Hunter Resources, Inc. (NON)                    3,656,172
        61,225 Premcor, Inc. (NON)                                    2,052,874
        84,100 Quicksilver Resources, Inc. (NON)
               (S)                                                    2,369,097
       604,700 Range Resources Corp. (S)                              9,070,500
       184,300 Remington Oil & Gas Corp. (NON) (S)                    4,563,268
       222,800 St. Mary Land & Exploration Co. (S)                    7,773,492
       137,200 Universal Compression Holdings, Inc.
               (NON)                                                  4,501,532
       468,700 Vintage Petroleum, Inc.                                7,686,680
                                                                 --------------
                                                                     44,283,618

Pharmaceuticals (1.7%)
-------------------------------------------------------------------------------
       396,000 Alpharma, Inc. Class A                                 5,413,320
        99,900 Andrx Group (NON)                                      2,013,984
       244,200 Owens & Minor, Inc. (S)                                5,982,900
        30,800 Par Pharmaceutical Cos., Inc. (NON)                    1,264,032
                                                                 --------------
                                                                     14,674,236

Photography/Imaging (0.2%)
-------------------------------------------------------------------------------
        52,500 Imation Corp. (S)                                      1,807,575

Publishing (0.3%)
-------------------------------------------------------------------------------
       252,100 Playboy Enterprises, Inc. Class B
               (NON)                                                  2,291,589

Railroads (0.2%)
-------------------------------------------------------------------------------
       137,000 Rail America, Inc. (Private) (NON)                     1,596,050

Real Estate (2.7%)
-------------------------------------------------------------------------------
       197,100 Anworth Mortgage Asset Corp. (R)                       2,207,520
       180,400 Entertainment Properties Trust (R)                     6,737,940
       186,800 Friedman, Billings, Ramsey Group,
               Inc. Class A (S)                                       3,521,180
       236,000 Getty Realty Corp. (R) (S)                             5,925,960
       112,400 Mills Corp. (R) (S)                                    5,725,656
                                                                 --------------
                                                                     24,118,256

Restaurants (0.8%)
-------------------------------------------------------------------------------
        38,200 CBRL Group, Inc. (S)                                   1,217,816
       232,400 Landry's Restaurants, Inc.                             6,151,628
                                                                 --------------
                                                                      7,369,444

Retail (6.4%)
-------------------------------------------------------------------------------
        73,350 Aaron Rents, Inc.                                      1,506,609
       208,700 Coldwater Creek, Inc. (NON) (S)                        4,199,044
       196,100 CSK Auto Corp. (NON) (S)                               2,302,214
        87,500 Finlay Enterprises, Inc. (NON) (S)                     1,641,500
       111,000 Movie Gallery, Inc. (S)                                1,996,890
       250,800 Nash Finch Co. (S)                                     7,406,124
       360,200 Nautilus Group, Inc. (S)                               7,020,298
       200,229 Nu Skin Enterprises, Inc. Class A
               (S)                                                    5,169,913
       185,600 Payless ShoeSource, Inc. (NON) (S)                     2,152,960
       236,400 Pep Boys (The) -- Manny, Moe, & Jack                   3,758,760
       403,500 Ruddick Corp.                                          7,694,745
        84,500 School Specialty, Inc. (NON) (S)                       2,995,525
       112,700 ShopKo Stores, Inc. (NON)                              1,906,884
       137,600 Sonic Automotive, Inc. (S)                             2,862,080
        87,100 Sports Authority, Inc. (The) (NON)                     1,849,133
        60,700 Stage Stores, Inc. (NON) (S)                           1,938,758
                                                                 --------------
                                                                     56,401,437

Semiconductor (1.8%)
-------------------------------------------------------------------------------
        77,900 Applied Films Corp. (NON)                              1,550,210
       364,800 Cohu, Inc. (S)                                         5,756,544
       416,100 Helix Technology Corp. (S)                             5,663,121
        87,860 Rofin-Sinar Technologies, Inc. (NON)                   2,468,866
                                                                 --------------
                                                                     15,438,741

Shipping (1.8%)
-------------------------------------------------------------------------------
       312,700 EGL, Inc. (NON) (S)                                    7,576,721
       128,400 General Maritime Corp. (NON)                           3,502,752
        77,600 Stelmar Shipping, Ltd. (Greece)                        2,467,680
        89,300 Tsakos Energy Navigation, Ltd.
               (Norway) (S)                                           2,428,960
                                                                 --------------
                                                                     15,976,113

Software (0.9%)
-------------------------------------------------------------------------------
       116,450 Ascential Software Corp. (NON)                         1,509,192
        60,200 Hyperion Solutions Corp. (NON)                         2,200,912
        78,700 JDA Software Group, Inc. (NON) (S)                       777,556
       231,700 S1 Corp. (NON) (S)                                     1,830,430
       226,700 Verisity, Ltd. (NON)                                   1,178,840
                                                                 --------------
                                                                      7,496,930

Staffing (0.1%)
-------------------------------------------------------------------------------
       107,535 Kforce, Inc. (NON)                                       706,505

Technology Services (2.0%)
-------------------------------------------------------------------------------
       149,700 Acxiom Corp. (S)                                       3,363,759
       351,000 Digitas, Inc. (NON)                                    2,509,650
        78,300 Imagistics International, Inc. (NON)                   2,540,835
       276,900 MTS Systems Corp.                                      6,022,575
       143,600 Neoware Systems, Inc. (NON) (S)                        1,141,620
       173,800 Overland Storage, Inc. (NON) (S)                       2,276,780
                                                                 --------------
                                                                     17,855,219

Telecommunications (0.9%)
-------------------------------------------------------------------------------
       301,500 Boston Communications Group (NON)
               (S)                                                    2,366,775
       359,400 Earthlink, Inc. (NON)                                  3,597,594
        29,300 Equinix, Inc. (NON)                                      931,447
       370,200 Primus Telecommunications GP (NON)
               (S)                                                      670,062
                                                                 --------------
                                                                      7,565,878

Textiles (2.5%)
-------------------------------------------------------------------------------
       185,700 Kellwood Co. (S)                                       6,778,050
       402,200 Phillips-Van Heusen Corp.                              8,108,352
       286,300 Wolverine World Wide, Inc. (S)                         6,905,556
                                                                 --------------
                                                                     21,791,958

Toys (0.7%)
-------------------------------------------------------------------------------
       590,600 Action Performance Cos., Inc. (S)                      6,449,352

Transportation Services (0.4%)
-------------------------------------------------------------------------------
        69,000 Landstar Systems, Inc. (NON) (S)                       3,621,120

Waste Management (0.4%)
-------------------------------------------------------------------------------
       153,600 URS Corp. (NON) (S)                                    3,793,920
                                                                 --------------
               Total Common stocks
               (cost $650,867,237)                                 $876,679,821

Warrants (--%) (a) (NON) (cost $69,859)              Expiration
Number of warrants                                   date                 Value
-------------------------------------------------------------------------------
        80,680 Magnum Hunter Resources, Inc.         3/21/05            $28,238

Short-term investments (16.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $141,044,202 Short-term investments held as
               collateral for loaned securities
               with yields ranging from 1.52% to
               1.71% and  due dates ranging from
               September 1, 2004 to  September 24,
               2004 (d)                                            $141,005,380
     4,359,875 Putnam Prime Money Market Fund (e)                     4,359,875
                                                                 --------------
               Total Short-term investments
               (cost $145,365,255)                                 $145,365,255
-------------------------------------------------------------------------------
               Total Investments
               (cost $796,302,351)                               $1,022,073,314
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $877,984,089.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at August 31, 2004.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
August 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $136,279,793 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $791,942,476)            $1,017,713,439
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $4,359,875) (Note 5)            4,359,875
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             511,044
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                697,448
-------------------------------------------------------------------------------
Receivable for securities sold                                        678,853
-------------------------------------------------------------------------------
Total assets                                                    1,023,960,659

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                      145,626
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          1,867,593
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,701,927
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            592,722
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 44,183
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,311
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                459,842
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                141,005,380
-------------------------------------------------------------------------------
Other accrued expenses                                                157,986
-------------------------------------------------------------------------------
Total liabilities                                                 145,976,570
-------------------------------------------------------------------------------
Net assets                                                       $877,984,089

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $573,311,789
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                             (980,857)
-------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)              79,882,194
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                        225,770,963
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $877,984,089

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($443,559,447 divided by 25,168,247 shares)                            $17.62
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $17.62)*                $18.60
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($270,775,373 divided by 15,988,460 shares)**                          $16.94
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,554,993 divided by 2,568,056 shares)**                            $16.96
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,940,233 divided by 576,472 shares)                                 $17.24
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.24)*                $17.87
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($110,154,043 divided by 6,192,231 shares)               $17.79
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended August 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $9,825)                           $5,809,229
-------------------------------------------------------------------------------
Interest (including interest income of $16,245 from
investments in affiliated issuers) (Note 5)                            27,875
-------------------------------------------------------------------------------
Securities lending                                                    179,468
-------------------------------------------------------------------------------
Total investment income                                             6,016,572

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    3,478,210
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                    1,295,704
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                               156,613
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             16,710
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        9,371
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 574,552
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               1,476,144
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 231,112
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  39,303
-------------------------------------------------------------------------------
Other                                                                 233,735
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                    27,180
-------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                              (27,180)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 5)                         (2,250)
-------------------------------------------------------------------------------
Total expenses                                                      7,509,204
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (156,001)
-------------------------------------------------------------------------------
Net expenses                                                        7,353,203
-------------------------------------------------------------------------------
Net investment loss                                                (1,336,631)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   52,816,940
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period      (73,388,334)
-------------------------------------------------------------------------------
Net loss on investments                                           (20,571,394)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             $(21,908,025)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                            Six months ended       Year ended
                                                   August 31      February 29
Increase (decrease) in net assets                       2004*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                              $(1,336,631)        $(21,660)
-------------------------------------------------------------------------------
Net realized gain on investments                  52,816,940       85,705,827
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                   (73,388,334)     381,130,046
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        (21,908,025)     466,814,213
-------------------------------------------------------------------------------
Redemption fees (Note 1)                               1,453               --
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                         (69,333,396)    (201,229,264)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets          (91,239,968)     265,584,949

Net assets
-------------------------------------------------------------------------------
Beginning of period                              969,224,057      703,639,108
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $980,857 and
undistributed net investment income of
$355,774, respectively)                         $877,984,089     $969,224,057
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                        Six months                                                                       period
                                           ended            Year                                                        April 13,
                                         August 31         ended                                                        1999+ to
Per-share                               (Unaudited)       Feb. 29                    Year ended Feb. 28                  Feb. 29
operating performance                       2004            2004            2003            2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $18.01          $10.51          $13.83          $12.59          $10.01          $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)               -- (d)(e)      .04             .02             .02             .03           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  (.39)           7.46           (3.13)           1.52            2.59           1.56
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       (.39)           7.50           (3.11)           1.54            2.62           1.55
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              -- (d)          --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $17.62          $18.01          $10.51          $13.83          $12.59         $10.01
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     (2.17)*         71.36          (22.56)          12.28           26.19          18.23*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $443,559        $482,998        $346,527        $579,539        $242,602        $83,845
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .69* (e)       1.34            1.27            1.25            1.31           1.38*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)            (.02)* (e)       .29             .19             .12             .25           (.20)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     10.98*          24.40           36.46           34.35           34.37          41.58*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended
    August 31, 2004, reflect a reduction of less than 0.01% of average net assets for class A shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                        Six months                                                                        period
                                           ended            Year                                                          May 3,
                                         August 31         ended                                                        1999+ to
Per-share                               (Unaudited)       Feb. 29                    Year ended Feb. 28                  Feb. 29
operating performance                       2004            2004            2003            2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $17.37          $10.21          $13.55          $12.43           $9.95          $9.35
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.07)(e)        (.06)           (.07)           (.08)           (.05)          (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  (.36)           7.22           (3.06)           1.50            2.57            .71
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       (.43)           7.16           (3.13)           1.42            2.52            .64
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              -- (d)          --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $16.94          $17.37          $10.21          $13.55          $12.43          $9.95
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     (2.48)*         70.13          (23.17)          11.47           25.34           6.84*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $270,775        $320,905        $267,374        $507,231        $192,673        $59,224
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.07* (e)       2.09            2.02            2.00            2.06           1.91*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.39)* (e)      (.46)           (.57)           (.63)           (.50)          (.81)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     10.98*          24.40           36.46           34.35           34.37          41.58*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended
    August 31, 2004, reflect a reduction of less than 0.01% of average net assets for class B shares (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                         Six months                                                                       period
                                           ended           Year                                                          July 26,
                                          August 31        ended                                                        1999+ to
Per-share                               (Unaudited)       Feb. 29                   Year ended Feb. 28                   Feb. 29
operating performance                       2004            2004            2003            2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $17.40          $10.23          $13.57          $12.45           $9.97         $10.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.07)(e)        (.06)           (.07)           (.08)           (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       (.37)           7.23           (3.06)           1.50            2.57           (.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       (.44)           7.17           (3.13)           1.42            2.52           (.22)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              -- (d)          --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --            (.21)           (.30)           (.04)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          --              --              --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $16.96          $17.40          $10.23          $13.57          $12.45          $9.97
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     (2.53)*         70.09          (23.14)          11.45           25.29          (2.16)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $43,555         $49,511         $42,732         $80,970         $32,074         $7,960
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.07* (e)       2.09            2.02            2.00            2.06           1.38*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.39)* (e)      (.46)           (.56)           (.63)           (.49)          (.57)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     10.98*          24.40           36.46           34.35           34.37          41.58*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended
    August 31, 2004, reflect a reduction of less than 0.01% of average net assets for class C shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                         Six months                                                      period
                                                           ended            Year                                        March 29,
                                                         August 31         ended                                        2000+ to
Per-share                                               (Unaudited)       Feb. 29             Year ended Feb. 28         Feb. 28
operating performance                                       2004            2004            2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $17.67          $10.36          $13.70          $12.54         $10.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                     (.05) (e)       (.03)           (.04)           (.05)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  (.38)           7.34           (3.09)           1.51           2.37
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       (.43)           7.31           (3.13)           1.46           2.35
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                           --              --            (.21)           (.30)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              --              -- (d)          --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --              --            (.21)           (.30)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               -- (d)          --              --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $17.24          $17.67          $10.36          $13.70         $12.54
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     (2.43)*         70.56          (22.92)          11.69          22.99*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $9,940         $11,935         $10,027         $22,130         $7,589
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    .94* (e)       1.84            1.77            1.75           1.67*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                   (.27)* (e)      (.21)           (.34)           (.38)          (.18)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     10.98*          24.40           36.46           34.35          34.37
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended
    August 31, 2004, reflect a reduction of less than 0.01% of average net assets for class M shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                        Six months                                                       period
                                                           ended           Year                                        January 3,
                                                         August 31         ended                                        2001+ to
Per-share                                               (Unaudited)       Feb. 29             Year ended Feb. 28         Feb. 28
operating performance                                       2004            2004            2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $18.16          $10.57          $13.87          $12.59         $11.73
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                    .02 (e)         .08             .06             .05            .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  (.39)           7.51           (3.15)           1.53            .85
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       (.37)           7.59           (3.09)           1.58            .86
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                           --              --            (.21)           (.30)            --
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              --              -- (d)          --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --              --            (.21)           (.30)            --
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               -- (d)          --              --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $17.79          $18.16          $10.57          $13.87         $12.59
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     (2.04)*         71.81          (22.35)          12.60           7.33*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $110,154        $103,874         $36,979         $35,327        $25,077
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    .57* (e)       1.09            1.02            1.00            .17*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    .11* (e)        .52             .48             .36            .08*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     10.98*          24.40           36.46           34.35          34.37
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended
    August 31, 2004, reflect a reduction of less than 0.01% of average net assets for class Y shares (Note 5).

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
August 31, 2004 (Unaudited)


Note 1
Significant accounting policies

Putnam Small Cap Value Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of small U.S. companies which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC believes are currently undervalued by the market.

The fund is closed to new investors and offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A and class M shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrange ments, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the value of securities loaned amounted to $136,279,793. The fund received cash collateral of $141,005,380 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is $797,826,085, resulting in gross unrealized appreciation and depreciation of $278,506,997 and $54,259,768, respectively, or net unrealized depreciation of $224,247,229.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2005, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds. For the period ended August 31, 2004, Putnam Manage ment did not waive any of its management fee to the fund.

For the period ended August 31, 2004, Putnam Management has assumed $27,180 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the Fund in connection with certain legal and regulatory matters (see Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended August 31, 2004, the fund paid PFTC $1,291,260 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, August 31, 2004, the fund's expenses were reduced by $156,001 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,952, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended August 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $15,287 and $389 from the sale of class A and class M shares, respectively, and received $242,944 and $465 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended August 31, 2004, Putnam Retail Manage ment, acting as underwriter, received $6 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended August 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $100,951,726 and $171,810,939, respectively. There were no purchases or sales of U.S. government securities.


Note 4
Capital shares

At August 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,370,117       $59,944,653
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,370,117        59,944,653

Shares repurchased                  (5,019,239)      (89,104,638)
----------------------------------------------------------------
Net decrease                        (1,649,122)     $(29,159,985)
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         12,686,402      $176,898,153
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    12,686,402       176,898,153

Shares repurchased                 (18,844,913)     (281,686,309)
----------------------------------------------------------------
Net decrease                        (6,158,511)    $(104,788,156)
----------------------------------------------------------------

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            509,779        $8,743,780
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       509,779         8,743,780

Shares repurchased                  (2,992,565)      (51,010,516)
----------------------------------------------------------------
Net decrease                        (2,482,786)     $(42,266,736)
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,579,262       $33,767,989
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     2,579,262        33,767,989

Shares repurchased                 (10,287,513)     (141,396,039)
----------------------------------------------------------------
Net decrease                        (7,708,251)    $(107,628,050)
----------------------------------------------------------------

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             57,698          $989,894
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        57,698           989,894

Shares repurchased                    (335,488)       (5,759,015)
----------------------------------------------------------------
Net decrease                          (277,790)      $(4,769,121)
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            252,534        $3,338,655
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       252,534         3,338,655

Shares repurchased                  (1,584,989)      (22,034,539)
----------------------------------------------------------------
Net decrease                        (1,332,455)     $(18,695,884)
----------------------------------------------------------------

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             60,744        $1,058,428
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        60,744         1,058,428

Shares repurchased                    (159,902)       (2,804,229)
----------------------------------------------------------------
Net decrease                           (99,158)      $(1,745,801)
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            233,092        $3,283,737
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       233,092         3,283,737

Shares repurchased                    (525,373)       (7,409,498)
----------------------------------------------------------------
Net decrease                          (292,281)      $(4,125,761)
----------------------------------------------------------------

                                Six months ended August 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,363,213       $24,504,564
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,363,213        24,504,564

Shares repurchased                    (891,982)      (15,896,317)
----------------------------------------------------------------
Net increase                           471,231        $8,608,247
----------------------------------------------------------------

                                    Year ended February 29, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,269,940       $64,393,593
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     4,269,940        64,393,593

Shares repurchased                  (2,048,419)      (30,385,006)
----------------------------------------------------------------
Net increase                         2,221,521       $34,008,587
----------------------------------------------------------------

Note 5
Investment in Putnam Prime Money
Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended August 31, 2004, management fees paid were reduced by $2,250 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $16,245 for the period ended August 31, 2004.


Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.



Putnam puts your interests first

In January, Putnam announced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. For details, visit www.putnaminvestments.com.

Cost-cutting initiatives

Reduced sales charges

Effective immediately, the maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 4.50% for most income funds (formerly 4.75%).*

Lower class B purchase limit

To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be directed to class A shares.)

Ongoing expenses will be limited

During calendar 2004, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Additional measures are being taken to reduce expenses for shareholders in the six global and international funds that had short-term trading issues.

Improved disclosure

Putnam fund prospectuses and shareholder reports are being revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts is also being enhanced to alert investors to potential cost savings.

Protecting investors' interests

New short-term trading fee introduced

To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam U.S. Intermediate Government Income Fund and Putnam Floating Rate Income Fund remains 3.25%.



Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA
Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Small Cap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA069-216515  10/04

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Small Cap Value Fund
Supplement to Semiannual Report dated 8/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, and M, shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 8/31/04

                                                                        NAV

6 months                                                              -2.04%
1 year                                                                22.69
5 years                                                               92.58
Annual average                                                        14.00
Life of fund (since class A inception, 4/13/99)                      119.54
Annual average                                                        15.73

Share value:                                                            NAV

2/29/04                                                              $18.16
8/31/04                                                              $17.79

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                     --             --              --                --

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception on 1/3/01 are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. A short-term trading fee of up to 2% may apply. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

Please see pages 10-11 of the accompanying shareholder report for a discussion of the information appearing in the tables below:

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 8/31/04

                                    Class Y
Expenses paid per $1,000*           $5.62
Ending value (after expenses)       $979.60

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 8/31/04

                                    Class Y
Expenses paid per $1,000*           $5.74
Ending value (after expenses)       $1,019.46
----------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio+                               1.13%
Average annualized expense ratio for Lipper peer group ++           1.23%

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.

----------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004